COSTS AND EXPENSES BY NATURE (Details) - Schedule of operating costs and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating costs and administrative expenses [Abstract]
Aircraft fuel		$ 1,487,776	$ 1,045,343	$ 2,929,008
Other rentals and landing fees	[1]	755,188	720,005	1,275,859
Aircraft rentals	[2]	120,630
Aircraft maintenance		533,738	472,382	444,611
Commissions		89,208	91,910	221,884
Passenger services		77,363	97,688	261,330
Other operating expenses		959,427	1,221,183	1,291,895
Total		$ 4,023,330	$ 3,648,511	$ 6,424,587

[1]	Lease expenses are included within this amount (See Note 2.21)
[2]	During 2021, the Company amended its Aircraft Lease Contracts which included lease payment based on Power by the Hour (PBH) at the beginning of the contract and then switches to fixed-rent payments. A right of use asset and a lease liability was recognized as result of those amendments at the date of modification of the contract, even if they initially have a variable payment period. As a result of the application of the lease accounting policy, the right of use assets continues to be amortized on a straight-line basis over the term of the lease from the contract modification date. The expenses for the year include both: the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets from the beginning of the contract (included in the Depreciation line b) below) and interest from the lease liability (included in Lease Liabilities c) below).